Share-based Payments - Summary of Principal Assumptions used for Valuation of Share Options (Details)	12 Months Ended
	Dec. 31, 2022 GBP (£) yr shares £ / shares	Dec. 31, 2021 GBP (£) yr shares £ / shares	Dec. 31, 2020 GBP (£) shares yr £ / shares
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of options granted | shares	1,497,013	4,329,913	2,665,639
2020 Share Options [Member] | Grant Date June 10, 2020 [Member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Volatility			76.59%
Dividend yield			0.00%
Risk-free investment rate			0.003%
Fair value of option at grant date | £			£ 2,760
Fair value of share at grant date			£ 4.78
Exercise price at date of grant			£ 4.78
Lapse date			Jun. 10, 2030
Expected option life (years) | yr			4.50
Number of options granted | shares			2,186,780
2020 Share Options [Member] | Grant Date Sept 9, 2020 [Member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Volatility			82.98%
Dividend yield			0.00%
Risk-free investment rate			(0.08%)
Fair value of option at grant date | £			£ 4,240
Fair value of share at grant date			£ 4.28
Exercise price at date of grant			£ 0.04
Lapse date			Sep. 09, 2030
Expected option life (years) | yr			3.50
Number of options granted | shares			290,356
2020 Share Options [Member] | Grant Date September 9 2020 Two [Member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Volatility			87.21%
Dividend yield			0.00%
Risk-free investment rate			(0.08%)
Fair value of option at grant date | £			£ 4,240
Fair value of share at grant date			£ 4.28
Exercise price at date of grant			£ 0.04
Expected option life (years) | yr			2.50
Number of options granted | shares			108,503
2020 Share Options [Member] | Grant Date December 9, 2020 [Member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Volatility			81.26%
Dividend yield			0.00%
Risk-free investment rate			(0.03%)
Fair value of option at grant date | £			£ 2,100
Fair value of share at grant date			£ 3.48
Exercise price at date of grant			£ 3.48
Lapse date			Dec. 09, 2030
Expected option life (years) | yr			4.50
Number of options granted | shares			80,000
2020 Share Options [Member] | Vesting Dates One [Member] | Grant Date June 10, 2020 [Member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting dates			Jun. 10, 2021
2020 Share Options [Member] | Vesting Dates One [Member] | Grant Date Sept 9, 2020 [Member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting dates			Sep. 09, 2021
2020 Share Options [Member] | Vesting Dates One [Member] | Grant Date September 9 2020 Two [Member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting dates			Sep. 09, 2021
2020 Share Options [Member] | Vesting Dates One [Member] | Grant Date December 9, 2020 [Member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting dates			Dec. 09, 2021
2020 Share Options [Member] | Vesting Dates Two [Member] | Grant Date June 10, 2020 [Member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting dates			Jun. 10, 2022
2020 Share Options [Member] | Vesting Dates Two [Member] | Grant Date Sept 9, 2020 [Member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting dates			Sep. 09, 2022
2020 Share Options [Member] | Vesting Dates Two [Member] | Grant Date September 9 2020 Two [Member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting dates			Sep. 09, 2022
2020 Share Options [Member] | Vesting Dates Two [Member] | Grant Date December 9, 2020 [Member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting dates			Dec. 09, 2022
2020 Share Options [Member] | Vesting Dates Three [Member] | Grant Date June 10, 2020 [Member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting dates			Jun. 10, 2023
2020 Share Options [Member] | Vesting Dates Three [Member] | Grant Date Sept 9, 2020 [Member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting dates			Sep. 09, 2023
2020 Share Options [Member] | Vesting Dates Three [Member] | Grant Date September 9 2020 Two [Member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting dates			Sep. 09, 2023
2020 Share Options [Member] | Vesting Dates Three [Member] | Grant Date December 9, 2020 [Member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting dates			Dec. 09, 2023
2020 Share Options [Member] | Vesting Dates Four [Member] | Grant Date June 10, 2020 [Member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting dates			Jun. 10, 2024
2020 Share Options [Member] | Vesting Dates Four [Member] | Grant Date Sept 9, 2020 [Member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting dates			Sep. 09, 2024
2020 Share Options [Member] | Vesting Dates Four [Member] | Grant Date September 9 2020 Two [Member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting dates			Sep. 09, 2024
2020 Share Options [Member] | Vesting Dates Four [Member] | Grant Date December 9, 2020 [Member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting dates			Dec. 09, 2024
2021 Share Options [Member] | Grant Date Jan 13, 2021 [Member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Volatility		81.42%
Dividend yield		0.00%
Risk-free investment rate		0.01%
Fair value of option at grant date | £		£ 2,370
Fair value of share at grant date		£ 3.92
Exercise price at date of grant		£ 3.92
Lapse date		Jan. 13, 2031
Expected option life (years) | yr		4.50
Number of options granted | shares		200,000
2021 Share Options [Member] | Grant Date Feb 10, 2021 [Member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Volatility		87.66%
Dividend yield		0.00%
Risk-free investment rate		0.01%
Fair value of option at grant date | £		£ 4,490
Fair value of share at grant date		£ 4.53
Exercise price at date of grant		£ 0.04
Expected option life (years) | yr		2.50
Number of options granted | shares		91,888
2021 Share Options [Member] | Grant Date Feb 10, 2021 One [Member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Volatility		81.45%
Dividend yield		0.00%
Risk-free investment rate		0.11%
Fair value of option at grant date | £		£ 2,740
Fair value of share at grant date		£ 4.53
Exercise price at date of grant		£ 4.53
Lapse date		Feb. 10, 2031
Expected option life (years) | yr		4.50
Number of options granted | shares		872,775
2021 Share Options [Member] | Grant Date Feb 10, 2021 Two [Member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Volatility		83.86%
Dividend yield		0.00%
Risk-free investment rate		0.05%
Fair value of option at grant date | £		£ 4,490
Fair value of share at grant date		£ 4.53
Exercise price at date of grant		£ 0.04
Lapse date		Feb. 10, 2031
Expected option life (years) | yr		3.50
Number of options granted | shares		337,000
2021 Share Options [Member] | Grant Date Aug 11, 2021 [Member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Volatility		81.07%
Dividend yield		0.00%
Risk-free investment rate		0.28%
Fair value of option at grant date | £		£ 950
Fair value of share at grant date		£ 1.57
Exercise price at date of grant		£ 1.57
Lapse date		Aug. 11, 2031
Expected option life (years) | yr		4.50
Number of options granted | shares		430,000
2021 Share Options [Member] | Grant Date September 15, 2021 [Member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Volatility		79.60%
Dividend yield		0.00%
Risk-free investment rate		0.21%
Fair value of option at grant date | £		£ 1,670
Fair value of share at grant date		£ 1.71
Exercise price at date of grant		£ 0.04
Expected option life (years) | yr		2.50
Number of options granted | shares		140,650
2021 Share Options [Member] | Grant Date Sep 15, 2021 One [Member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Volatility		82.06%
Dividend yield		0.00%
Risk-free investment rate		0.29%
Fair value of option at grant date | £		£ 1,670
Fair value of share at grant date		£ 1.71
Exercise price at date of grant		£ 0.04
Lapse date		Sep. 15, 2031
Expected option life (years) | yr		3.50
Number of options granted | shares		603,900
2021 Share Options [Member] | Grant Date Sep 15, 2021 Two [Member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Volatility		80.90%
Dividend yield		0.00%
Risk-free investment rate		0.36%
Fair value of option at grant date | £		£ 1,040.00
Fair value of share at grant date		£ 1.71
Exercise price at date of grant		£ 1.71
Lapse date		Sep. 15, 2031
Expected option life (years) | yr		4.50
Number of options granted | shares		1,488,700
2021 Share Options [Member] | Grant Date Dec 15, 2021 [Member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Volatility		81.80%
Dividend yield		0.00%
Risk-free investment rate		0.48%
Fair value of option at grant date | £		£ 1,050.00
Fair value of share at grant date		£ 1.72
Exercise price at date of grant		£ 1.72
Lapse date		Dec. 15, 2031
Expected option life (years) | yr		4.50
Number of options granted | shares		165,000
2021 Share Options [Member] | Vesting Dates One [Member] | Grant Date Jan 13, 2021 [Member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting dates		Jan. 13, 2022
2021 Share Options [Member] | Vesting Dates One [Member] | Grant Date Feb 10, 2021 [Member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting dates		Feb. 10, 2022
2021 Share Options [Member] | Vesting Dates One [Member] | Grant Date Feb 10, 2021 One [Member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting dates		Feb. 10, 2022
2021 Share Options [Member] | Vesting Dates One [Member] | Grant Date Feb 10, 2021 Two [Member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting dates		Feb. 10, 2022
2021 Share Options [Member] | Vesting Dates One [Member] | Grant Date Aug 11, 2021 [Member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting dates		Aug. 11, 2022
2021 Share Options [Member] | Vesting Dates One [Member] | Grant Date September 15, 2021 [Member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting dates		Sep. 15, 2022
2021 Share Options [Member] | Vesting Dates One [Member] | Grant Date Sep 15, 2021 One [Member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting dates		Sep. 15, 2022
2021 Share Options [Member] | Vesting Dates One [Member] | Grant Date Sep 15, 2021 Two [Member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting dates		Sep. 15, 2022
2021 Share Options [Member] | Vesting Dates One [Member] | Grant Date Dec 15, 2021 [Member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting dates		Dec. 15, 2022
2021 Share Options [Member] | Vesting Dates Two [Member] | Grant Date Jan 13, 2021 [Member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting dates		Jan. 13, 2023
2021 Share Options [Member] | Vesting Dates Two [Member] | Grant Date Feb 10, 2021 [Member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting dates		Feb. 10, 2023
2021 Share Options [Member] | Vesting Dates Two [Member] | Grant Date Feb 10, 2021 One [Member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting dates		Feb. 10, 2023
2021 Share Options [Member] | Vesting Dates Two [Member] | Grant Date Feb 10, 2021 Two [Member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting dates		Feb. 10, 2023
2021 Share Options [Member] | Vesting Dates Two [Member] | Grant Date Aug 11, 2021 [Member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting dates		Aug. 11, 2023
2021 Share Options [Member] | Vesting Dates Two [Member] | Grant Date September 15, 2021 [Member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting dates		Sep. 15, 2023
2021 Share Options [Member] | Vesting Dates Two [Member] | Grant Date Sep 15, 2021 One [Member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting dates		Sep. 15, 2023
2021 Share Options [Member] | Vesting Dates Two [Member] | Grant Date Sep 15, 2021 Two [Member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting dates		Sep. 15, 2023
2021 Share Options [Member] | Vesting Dates Two [Member] | Grant Date Dec 15, 2021 [Member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting dates		Dec. 15, 2023
2021 Share Options [Member] | Vesting Dates Three [Member] | Grant Date Jan 13, 2021 [Member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting dates		Jan. 13, 2024
2021 Share Options [Member] | Vesting Dates Three [Member] | Grant Date Feb 10, 2021 [Member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting dates		Feb. 10, 2024
2021 Share Options [Member] | Vesting Dates Three [Member] | Grant Date Feb 10, 2021 One [Member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting dates		Feb. 10, 2024
2021 Share Options [Member] | Vesting Dates Three [Member] | Grant Date Feb 10, 2021 Two [Member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting dates		Feb. 10, 2024
2021 Share Options [Member] | Vesting Dates Three [Member] | Grant Date Aug 11, 2021 [Member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting dates		Aug. 11, 2024
2021 Share Options [Member] | Vesting Dates Three [Member] | Grant Date September 15, 2021 [Member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting dates		Sep. 15, 2024
2021 Share Options [Member] | Vesting Dates Three [Member] | Grant Date Sep 15, 2021 One [Member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting dates		Sep. 15, 2024
2021 Share Options [Member] | Vesting Dates Three [Member] | Grant Date Sep 15, 2021 Two [Member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting dates		Sep. 15, 2024
2021 Share Options [Member] | Vesting Dates Three [Member] | Grant Date Dec 15, 2021 [Member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting dates		Dec. 15, 2024
2021 Share Options [Member] | Vesting Dates Four [Member] | Grant Date Jan 13, 2021 [Member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting dates		Jan. 13, 2025
2021 Share Options [Member] | Vesting Dates Four [Member] | Grant Date Feb 10, 2021 [Member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting dates		Feb. 10, 2025
2021 Share Options [Member] | Vesting Dates Four [Member] | Grant Date Feb 10, 2021 One [Member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting dates		Feb. 10, 2025
2021 Share Options [Member] | Vesting Dates Four [Member] | Grant Date Feb 10, 2021 Two [Member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting dates		Feb. 10, 2025
2021 Share Options [Member] | Vesting Dates Four [Member] | Grant Date Aug 11, 2021 [Member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting dates		Aug. 11, 2025
2021 Share Options [Member] | Vesting Dates Four [Member] | Grant Date September 15, 2021 [Member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting dates		Sep. 15, 2025
2021 Share Options [Member] | Vesting Dates Four [Member] | Grant Date Sep 15, 2021 One [Member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting dates		Sep. 15, 2025
2021 Share Options [Member] | Vesting Dates Four [Member] | Grant Date Sep 15, 2021 Two [Member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting dates		Sep. 15, 2025
2021 Share Options [Member] | Vesting Dates Four [Member] | Grant Date Dec 15, 2021 [Member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting dates		Dec. 15, 2025
2022 Share Options [Member] | Grant Date Mar 9, 2022 [Member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Volatility	89.32%
Dividend yield	0.00%
Risk-free investment rate	1.36%
Fair value of option at grant date | £	£ 370
Fair value of share at grant date	£ 0.56
Exercise price at date of grant	£ 0.56
Lapse date	Mar. 09, 2032
Expected option life (years) | yr	4.50
Number of options granted | shares	1,020,925
2022 Share Options [Member] | Grant Date Mar 9, 2022 One [Member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Volatility	95.70%
Dividend yield	0.00%
Risk-free investment rate	1.37%
Fair value of option at grant date | £	£ 530
Fair value of share at grant date	£ 0.56
Exercise price at date of grant	£ 0.04
Lapse date	Mar. 09, 2032
Expected option life (years) | yr	3.50
Number of options granted | shares	95,000
2022 Share Options [Member] | Grant Date Jul 12, 2022 [Member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Volatility	94.05%
Dividend yield	0.00%
Risk-free investment rate	1.76%
Fair value of option at grant date | £	£ 640
Fair value of share at grant date	£ 0.67
Exercise price at date of grant	£ 0.04
Lapse date	Jul. 12, 2032
Expected option life (years) | yr	3.50
Number of options granted | shares	275,725
2022 Share Options [Member] | Grant Date Jul 12, 2022 One [Member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Volatility	103.18%
Dividend yield	0.00%
Risk-free investment rate	1.79%
Fair value of option at grant date | £	£ 640
Fair value of share at grant date	£ 0.67
Exercise price at date of grant	£ 0.04
Expected option life (years) | yr	2.50
Number of options granted | shares	105,363
2022 Share Options [Member] | Vesting Dates One [Member] | Grant Date Mar 9, 2022 [Member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting dates	Mar. 09, 2023
2022 Share Options [Member] | Vesting Dates One [Member] | Grant Date Mar 9, 2022 One [Member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting dates	Mar. 09, 2023
2022 Share Options [Member] | Vesting Dates One [Member] | Grant Date Jul 12, 2022 [Member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting dates	Jul. 12, 2023
2022 Share Options [Member] | Vesting Dates One [Member] | Grant Date Jul 12, 2022 One [Member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting dates	Jul. 12, 2023
2022 Share Options [Member] | Vesting Dates Two [Member] | Grant Date Mar 9, 2022 [Member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting dates	Mar. 09, 2024
2022 Share Options [Member] | Vesting Dates Two [Member] | Grant Date Mar 9, 2022 One [Member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting dates	Mar. 09, 2024
2022 Share Options [Member] | Vesting Dates Two [Member] | Grant Date Jul 12, 2022 [Member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting dates	Jul. 12, 2024
2022 Share Options [Member] | Vesting Dates Two [Member] | Grant Date Jul 12, 2022 One [Member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting dates	Jul. 12, 2024
2022 Share Options [Member] | Vesting Dates Three [Member] | Grant Date Mar 9, 2022 [Member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting dates	Mar. 09, 2025
2022 Share Options [Member] | Vesting Dates Three [Member] | Grant Date Mar 9, 2022 One [Member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting dates	Mar. 09, 2025
2022 Share Options [Member] | Vesting Dates Three [Member] | Grant Date Jul 12, 2022 [Member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting dates	Jul. 12, 2025
2022 Share Options [Member] | Vesting Dates Three [Member] | Grant Date Jul 12, 2022 One [Member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting dates	Jul. 12, 2025
2022 Share Options [Member] | Vesting Dates Four [Member] | Grant Date Mar 9, 2022 [Member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting dates	Mar. 09, 2026
2022 Share Options [Member] | Vesting Dates Four [Member] | Grant Date Mar 9, 2022 One [Member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting dates	Mar. 09, 2026
2022 Share Options [Member] | Vesting Dates Four [Member] | Grant Date Jul 12, 2022 [Member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting dates	Jul. 12, 2026
2022 Share Options [Member] | Vesting Dates Four [Member] | Grant Date Jul 12, 2022 One [Member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Vesting dates	Jul. 12, 2026